UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09987
Floating Rate Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building,
255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	July 31, 2005

Item 1. Schedule of Investments

Floating Rate Portfolio                                                                                                                             as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating Rate Interests — 96.9% (1)

Principal Amount	Borrower/Tranche Description		Value
	Aerospace and Defense — 1.6%
	Alliant Tech Systems, Inc.
$4,299,750	Term Loan, 4.66%, Maturing March 31, 2009		$4,315,874
	CACI International, Inc.
9,312,150	Term Loan, 4.96%, Maturing May 3, 2011		9,422,732
	Ceradyne, Inc.
7,667,013	Term Loan, 5.63%, Maturing August 18, 2011		7,772,434
	DRS Technologies, Inc.
8,133,824	Term Loan, 5.20%, Maturing November 4, 2010		8,221,515
	Hexcel Corp.
10,960,222	Term Loan, 5.26%, Maturing March 1, 2012		11,105,785
	K&F Industries, Inc.
9,992,100	Term Loan, 6.04%, Maturing November 18, 2012		10,143,231
	Standard Aero Holdings, Inc.
9,364,354	Term Loan, 5.72%, Maturing August 24, 2012		9,493,114
	Transdigm, Inc.
16,674,444	Term Loan, 5.80%, Maturing July 22, 2010		16,945,403
	Vought Aircraft Industries, Inc.
4,000,000	Term Loan, 5.02%, Maturing December 22, 2010		4,060,000
7,638,882	Term Loan, 5.99%, Maturing December 22, 2011		7,768,743
	Wam Aquisition, S.A.
4,714,710	Term Loan, 6.08%, Maturing April 8, 2013		4,684,064
4,714,710	Term Loan, 6.58%, Maturing April 8, 2014		4,700,566
	Wyle Laboratories, Inc.
4,503,713	Term Loan, 5.96%, Maturing January 28, 2011		4,578,307
			$103,211,768
	Air Transport — 0.3%
	United Airlines, Inc.
16,103,166	DIP Loan, 7.96%, Maturing December 31, 2005		16,294,391
			$16,294,391
	Automotive — 4.3%
	AA Acquisitions Co., Ltd.
1,500,000	Term Loan, 7.40%, Maturing June 25, 2012	GBP	2,663,580
1,500,000	Term Loan, 7.90%, Maturing June 25, 2013	GBP	2,674,210
	Accuride Corp.
15,121,292	Term Loan, 5.65%, Maturing January 31, 2012		15,267,787
	Affina Group, Inc.
6,026,715	Term Loan, 6.40%, Maturing November 30, 2011		6,058,735
	Collins & Aikman Products Co.
500,000	Revolving Loan, 9.75%, Maturing December 31, 2005		413,125
11,477,121	Term Loan, 7.94%, Maturing August 31, 2011		9,435,835

	CSA Acquisition Corp.
$4,710,501	Term Loan, 5.50%, Maturing December 23, 2011		$4,716,389
4,000,563	Term Loan, 5.50%, Maturing December 23, 2011		4,005,564
	Dayco Products, LLC
12,559,598	Term Loan, 6.43%, Maturing June 23, 2011		12,673,426
	Dura Operating Corp.
2,500,000	Revolving Loan, 0.00%, Maturing May 3, 2011 (2)		2,462,500
3,718,000	Term Loan, 6.78%, Maturing May 3, 2011		3,764,475
	Exide Technologies
3,441,841	Term Loan, 6.81%, Maturing May 5, 2010		3,390,213
2,533,703	Term Loan, 8.56%, Maturing May 5, 2010		2,541,621
	Federal-Mogul Corp.
5,000,000	Revolving Loan, 5.24%, Maturing December 31, 2005 (2)		4,561,250
4,108,827	Term Loan, 5.74%, Maturing December 31, 2005		3,776,271
6,000,000	Term Loan, 5.99%, Maturing December 31, 2005		5,517,858
5,137,364	Term Loan, 7.24%, Maturing December 31, 2005		5,150,207
12,795,732	Revolving Loan, 7.24%, Maturing December 31, 2005 (2)		12,843,716
	Goodyear Tire & Rubber Co.
13,000,000	Revolving Loan, 0.00%, Maturing April 30, 2010 (2)		12,951,250
5,890,000	Term Loan, 4.67%, Maturing April 30, 2010		5,936,278
19,720,000	Term Loan, 6.32%, Maturing April 30, 2010		19,901,799
1,000,000	Term Loan, 7.07%, Maturing March 1, 2011		996,339
	HLI Operating Co., Inc.
9,096,158	Term Loan, 6.77%, Maturing June 3, 2009		9,196,215
6,550,000	Term Loan, 8.92%, Maturing June 3, 2010		6,648,250
	Insurance Auto Auctions, Inc.
2,485,000	Term Loan, 8.00%, Maturing May 19, 2012		2,522,275
	Key Automotive Group
5,213,703	Term Loan, 6.34%, Maturing June 29, 2010		5,239,771
	Keystone Automotive Operations, Inc.
11,573,952	Term Loan, 5.36%, Maturing October 30, 2009		11,675,224
	Metaldyne Corp.
8,476,829	Term Loan, 8.02%, Maturing December 31, 2009		8,358,153
	Plastech Engineered Products, Inc.
2,696,931	Term Loan, 8.24%, Maturing March 31, 2010		2,567,478
	R.J. Tower Corp.
1,000,000	DIP Loan, 6.63%, Maturing February 2, 2007		1,013,646
6,120,000	DIP Revolving Loan, 7.12%, Maturing February 2, 2007 (2)		6,108,525
	Tenneco Automotive, Inc.
11,860,733	Term Loan, 5.54%, Maturing December 12, 2009		12,028,764
4,505,755	Term Loan, 5.59%, Maturing December 12, 2010		4,569,588
	The Goodyear Dunlop Tires
1,000,000	Term Loan, 4.49%, Maturing April 30, 2010	EUR	1,217,434
	TI Automotive, Ltd.
7,547,855	Term Loan, 6.91%, Maturing June 30, 2011		7,396,898

	Trimas Corp.
$8,468,960	Term Loan, 6.90%, Maturing December 31, 2009	$8,543,063
	TRW Automotive, Inc.
14,029,500	Term Loan, 4.94%, Maturing October 31, 2010	14,131,214
21,158,103	Term Loan, 5.25%, Maturing June 30, 2012	21,398,332
	United Components, Inc.
7,108,157	Term Loan, 5.75%, Maturing June 30, 2010	7,225,890
		$271,543,148
	Beverage and Tobacco — 1.4%
	Alliance One International, Inc.
5,536,125	Term Loan, 6.73%, Maturing May 13, 2010	5,643,387
	Constellation Brands, Inc.
32,799,860	Term Loan, 5.30%, Maturing November 30, 2011	33,348,798
	Culligan International Co.
7,650,000	Term Loan, 5.88%, Maturing September 30, 2011	7,759,969
	National Dairy Holdings, L.P.
8,448,825	Term Loan, 5.49%, Maturing March 15, 2012	8,570,277
	National Distribution Company
5,380,000	Term Loan, 9.96%, Maturing June 22, 2010	5,393,450
	Southern Wine & Spirits of America
23,509,295	Term Loan, 4.99%, Maturing May 31, 2012	23,719,892
	Sunny Delight Beverages Co.
1,811,640	Term Loan, 7.54%, Maturing August 20, 2010	1,825,227
		$86,261,000
	Building and Development — 8.1%
	401 North Wabash Venture, LLC
9,500,000	Term Loan, 0.00%, Maturing May 7, 2008 (2)	9,476,250
	AIMCO Properties, L.P.
8,875,000	Term Loan, 5.16%, Maturing November 2, 2009	8,980,391
29,843,750	Term Loan, 5.21%, Maturing November 2, 2009	30,300,747
	Biomed Realty, L.P.
21,175,000	Term Loan, 5.59%, Maturing May 31, 2010	21,201,469
	Contech Construction Products, Inc.
2,469,115	Term Loan, 5.87%, Maturing December 7, 2010	2,504,608
	Custom Building Products, Inc.
4,099,713	Term Loan, 5.74%, Maturing October 29, 2011	4,127,898
	DMB / CHII, LLC
1,653,710	Term Loan, 5.79%, Maturing March 3, 2007	1,657,844
	Empire Hawkeye Partners, L.P.
12,000,000	Term Loan, 4.99%, Maturing December 1, 2009 (2)	12,015,000
	Formica Corp.
1,067,358	Term Loan, 8.43%, Maturing June 10, 2010	1,072,694
1,322,761	Term Loan, 8.43%, Maturing June 10, 2010	1,329,375

$2,586,512	Term Loan, 8.43%, Maturing June 10, 2010	$2,599,444
3,753,698	Term Loan, 8.44%, Maturing June 10, 2010	3,772,466
	FT-FIN Acquisition, LLC
7,140,190	Term Loan, 7.88%, Maturing November 17, 2007	7,158,041
	General Growth Properties, Inc.
5,465,418	Term Loan, 5.59%, Maturing November 12, 2007	5,522,805
53,918,342	Term Loan, 5.49%, Maturing November 12, 2008	54,684,413
	Hovstone Holdings, LLC
8,520,000	Term Loan, 5.59%, Maturing February 28, 2009	8,541,300
	Landsource Communities, LLC
18,000,000	Term Loan, 5.94%, Maturing March 31, 2010	18,095,634
	LNR Property Corp.
33,711,829	Term Loan, 6.21%, Maturing February 3, 2008	34,063,983
	LNR Property Holdings
5,650,000	Term Loan, 7.71%, Maturing February 3, 2008	5,632,344
	MAAX Corp.
6,589,719	Term Loan, 5.99%, Maturing June 4, 2011	6,606,193
	Mueller Group, Inc.
4,500,000	Revolving Loan, 0.00%, Maturing April 23, 2011 (2)	4,483,125
14,511,265	Term Loan, 6.21%, Maturing April 23, 2011	14,638,239
	NCI Building Systems, Inc.
9,039,542	Term Loan, 5.41%, Maturing June 18, 2010	9,146,887
	Newkirk Master, L.P.
11,983,092	Term Loan, 7.95%, Maturing November 24, 2006	11,990,581
	Newkirk Tender Holdings, LLC
5,401,619	Term Loan, 7.99%, Maturing May 25, 2006	5,415,123
2,833,333	Term Loan, 9.49%, Maturing May 25, 2006	2,840,417
	Nortek, Inc.
21,378,438	Term Loan, 5.92%, Maturing August 27, 2011	21,592,222
	Panolam Industries Holdings, Inc.
6,727,012	Term Loan, 6.56%, Maturing December 3, 2010	6,777,464
	Ply Gem Industries, Inc.
3,345,832	Term Loan, 5.60%, Maturing February 12, 2011	3,354,197
1,307,026	Term Loan, 6.16%, Maturing February 12, 2011	1,310,294
8,895,111	Term Loan, 6.16%, Maturing February 12, 2011	8,917,349
	Shea Mountain House, LLC
3,000,000	Term Loan, 5.27%, Maturing May 11, 2010	3,011,250
	South Edge, LLC
4,455,357	Term Loan, 5.31%, Maturing October 31, 2007	4,476,707
10,794,643	Term Loan, 5.56%, Maturing October 31, 2009	10,902,589
	St. Marys Cement, Inc.
16,179,472	Term Loan, 5.49%, Maturing December 4, 2010	16,331,155
	Stile Acquisition Corp.
19,904,820	Term Loan, 5.66%, Maturing April 6, 2013	19,979,463
	Stile U.S. Acquisition Corp.
19,935,330	Term Loan, 5.66%, Maturing April 6, 2013	20,010,088

	Sugarloaf Mills, L.P.
$12,000,000	Term Loan, 5.19%, Maturing April 7, 2007	$12,060,000
5,975,000	Term Loan, 6.34%, Maturing April 7, 2007	5,975,000
	Sunstone Hotel Partnership, LLC
10,000,000	Term Loan, 7.50%, Maturing October 26, 2007 (2)	9,900,000
3,710,247	Term Loan, 5.74%, Maturing October 26, 2008	3,710,247
	The Macerich Partnership, L.P.
10,900,000	Revolving Loan, 5.69%, Maturing April 25, 2006 (2)	10,900,000
9,310,000	Term Loan, 4.89%, Maturing July 30, 2007	9,321,637
11,280,000	Term Loan, 6.75%, Maturing April 25, 2010	11,322,300
	The Woodlands Community Property Co.
9,888,000	Term Loan, 5.59%, Maturing November 30, 2007	9,949,800
4,090,000	Term Loan, 7.59%, Maturing November 30, 2007	4,151,350
	Tousa / Kolter, LLC
12,620,000	Term Loan, 5.78%, Maturing January 7, 2008 (2)	12,683,100
	Tower Financing, LLC
7,300,000	Term Loan, 6.94%, Maturing April 8, 2008	7,309,125
	Trustreet Properties, Inc.
5,700,000	Term Loan, 5.34%, Maturing April 8, 2010	5,746,312
	Whitehall Street Real Estate, L.P.
8,722,842	Term Loan, 7.24%, Maturing September 11, 2006 (3)	8,863,279
		$516,412,199
	Business Equipment and Services — 2.5%
	Allied Security Holdings, LLC
8,125,595	Term Loan, 7.24%, Maturing June 30, 2010	8,267,793
	Baker & Taylor, Inc.
10,800,000	Revolving Loan, 5.71%, Maturing May 6, 2011 (2)	10,692,000
4,650,000	Term Loan, 10.16%, Maturing May 6, 2011	4,696,500
	Buhrmann US, Inc.
10,916,230	Term Loan, 5.82%, Maturing December 31, 2010	11,120,909
	DynCorp International, LLC
8,114,663	Term Loan, 6.06%, Maturing February 11, 2011	8,217,784
	Global Imaging Systems, Inc.
8,586,380	Term Loan, 4.92%, Maturing May 10, 2010	8,653,465
	Info USA, Inc.
4,832,589	Term Loan, 5.99%, Maturing March 25, 2009	4,844,671
2,681,500	Term Loan, 6.24%, Maturing June 9, 2010	2,688,204
	Iron Mountain, Inc.
19,967,335	Term Loan, 5.13%, Maturing April 2, 2011	20,184,480
25,372,500	Term Loan, 5.16%, Maturing April 2, 2011	25,663,218
	Language Line, Inc.
12,103,393	Term Loan, 7.90%, Maturing June 11, 2011	12,260,362
	Mitchell International, Inc.
5,541,485	Term Loan, 6.24%, Maturing August 13, 2011	5,629,806
	Protection One, Inc.
7,200,400	Term Loan, 5.30%, Maturing April 18, 2011	7,299,405

	Quintiles Transnational Corp.
$14,335,547	Term Loan, 5.24%, Maturing September 25, 2009		$14,416,185
	Transaction Network Services, Inc.
7,905,188	Term Loan, 5.41%, Maturing May 4, 2012		7,944,714
	Western Inventory Services
1,577,103	Term Loan, 6.02%, Maturing March 31, 2011		1,588,931
1,748,807	Term Loan, 6.45%, Maturing March 31, 2011		1,761,923
1,000,000	Term Loan, 10.23%, Maturing October 14, 2011		1,008,750
	Williams Scotsman, Inc.
5,250,000	Term Loan, 5.98%, Maturing June 27, 2010		5,318,906
			$162,258,006
	Cable and Satellite Television — 4.4%
	Adelphia Communications Corp.
21,356,806	DIP Loan, 5.38%, Maturing March 31, 2006		21,440,225
	Atlantic Broadband Finance, LLC
9,948,328	Term Loan, 6.11%, Maturing September 1, 2011		10,109,988
	Bragg Communication, Inc.
7,666,329	Term Loan, 5.82%, Maturing August 31, 2011		7,757,366
	Bresnan Communications, LLC
3,312,528	Term Loan, 7.21%, Maturing September 30, 2009		3,361,182
3,000,000	Term Loan, 6.89%, Maturing September 30, 2010		3,053,625
	Canadian Cable Aquisition
6,618,150	Term Loan, 6.49%, Maturing July 30, 2011		6,719,494
	Cebridge Connections, Inc.
5,233,750	Term Loan, 6.61%, Maturing February 23, 2009		5,253,377
	Charter Communications Operating, LLC
11,985,100	Term Loan, 6.68%, Maturing April 27, 2010		11,900,029
60,656,077	Term Loan, 6.93%, Maturing April 27, 2011		60,493,579
	EWT Elektro & Nachrichtentech
3,500,000	Term Loan, 5.11%, Maturing November 30, 2012	EUR	4,251,275
	Iesy Hessen GmbH and Co., KG
4,500,000	Term Loan, 4.88%, Maturing February 14, 2013	EUR	5,465,925
	Insight Midwest Holdings, LLC
24,048,849	Term Loan, 5.63%, Maturing December 31, 2009		24,048,849
	MCC Iowa, LLC
2,464,500	Term Loan, 4.72%, Maturing March 31, 2010		2,453,102
9,897,706	Term Loan, 5.44%, Maturing February 3, 2014		10,028,989
	Mediacom Illinois, LLC
2,000,000	Term Loan, 4.68%, Maturing September 30, 2012		1,985,714
16,367,750	Term Loan, 5.72%, Maturing March 31, 2013		16,614,396

	NTL, Inc.
$11,300,000	Term Loan, 6.41%, Maturing April 13, 2012		$11,413,475
	Rainbow National Services, LLC
5,000,000	Revolving Loan, 0.00%, Maturing March 31, 2010 (2)		4,987,500
15,162,587	Term Loan, 6.13%, Maturing March 31, 2012		15,321,794
	Telewest Global Finance, LLC
2,915,000	Term Loan, 5.39%, Maturing December 22, 2012		2,936,862
2,225,000	Term Loan, 5.89%, Maturing December 22, 2013		2,237,829
	UGS Corp.
27,290,250	Term Loan, 5.49%, Maturing March 31, 2012		27,699,604
	UPC Broadband Holdings B.V.
4,000,000	Term Loan, 4.86%, Maturing September 30, 2012	EUR	4,818,517
13,090,000	Term Loan, 6.25%, Maturing September 30, 2012		13,199,079
			$277,551,775
	Chemicals and Plastics — 4.6%
	Brenntag AG
16,680,000	Term Loan, 5.88%, Maturing December 9, 2011		16,891,836
1,423,099	Term Loan, 5.44%, Maturing December 9, 2012	EUR	1,745,597
	Carmeuse Lime, Inc.
6,961,875	Term Loan, 5.50%, Maturing May 2, 2011		7,014,089
	Celanese AG
7,250,000	Term Loan, 3.34%, Maturing June 4, 2011		7,380,275
	Celanese Holdings, LLC
25,323,396	Term Loan, 5.74%, Maturing April 6, 2011		25,790,309
	Hercules, Inc.
8,522,838	Term Loan, 5.31%, Maturing October 8, 2010		8,636,831
	Hexion Specialty Chemicals, Inc.
3,437,726	Term Loan, 3.16%, Maturing May 31, 2012		3,480,698
6,804,191	Term Loan, 5.88%, Maturing May 31, 2012		6,889,243
9,396,264	Term Loan, 5.88%, Maturing May 31, 2012		9,513,717
	Huntsman International, LLC
19,971,895	Term Loan, 5.75%, Maturing December 31, 2010		20,034,307
	Huntsman, LLC
10,230,769	Term Loan, 6.40%, Maturing March 31, 2010		10,269,135
	Innophos, Inc.
13,241,587	Term Loan, 5.55%, Maturing August 13, 2010		13,376,757
	Invista B.V.
14,803,412	Term Loan, 5.75%, Maturing April 29, 2011		15,053,219
6,422,707	Term Loan, 5.75%, Maturing April 29, 2011		6,531,090
	ISP Chemco, Inc.
12,516,563	Term Loan, 5.46%, Maturing March 27, 2011		12,673,020
	Kraton Polymer
10,732,852	Term Loan, 6.28%, Maturing December 23, 2010		10,907,261
	Mosaic Co.
12,064,763	Term Loan, 5.22%, Maturing February 21, 2012		12,232,535

	Nalco Co.
$3,272,971	Term Loan, 6.22%, Maturing November 4, 2009		$3,320,020
33,306,320	Term Loan, 5.65%, Maturing November 4, 2010		33,899,605
	Niagara Acquisition, Inc.
8,473,763	Term Loan, 5.50%, Maturing February 11, 2012		8,577,041
	Professional Paint, Inc.
3,259,342	Term Loan, 6.80%, Maturing September 30, 2011		3,308,232
	Rockwood Specialties Group, Inc.
3,362,530	Term Loan, 4.63%, Maturing July 30, 2011	EUR	4,074,723
25,795,375	Term Loan, 5.93%, Maturing December 10, 2012		26,257,551
	Solo Cup Co.
19,769,891	Term Loan, 5.40%, Maturing February 27, 2011		20,021,957
	Wellman, Inc.
6,250,000	Term Loan, 7.21%, Maturing February 10, 2009		6,375,000
	Westlake Chemical Corp.
293,750	Term Loan, 5.81%, Maturing July 31, 2010		296,688
			$294,550,736
	Clothing / Textiles — 0.6%
	Propex Fabrics, Inc.
11,252,796	Term Loan, 5.74%, Maturing December 31, 2011		11,266,862
	SI Corp.
3,000,000	Revolving Loan, 0.00%, Maturing December 2, 2009 (2)		2,895,000
9,081,375	Term Loan, 7.49%, Maturing December 9, 2009		9,149,485
	St. John Knits International, Inc.
5,187,000	Term Loan, 6.00%, Maturing March 23, 2012		5,248,596
	The William Carter Co.
6,350,000	Term Loan, 5.24%, Maturing July 14, 2012		6,447,238
			$35,007,181
	Conglomerates — 2.1%
	Amsted Industries, Inc.
18,980,342	Term Loan, 6.12%, Maturing October 15, 2010		19,233,407
	Blount, Inc.
6,832,498	Term Loan, 5.98%, Maturing August 9, 2010		6,934,985
	Euramax International, Inc.
4,910,000	Term Loan, 5.88%, Maturing June 28, 2012		4,992,856
1,107,143	Term Loan, 5.88%, Maturing June 29, 2012	GBP	1,982,129
	Gentek, Inc.
5,491,238	Term Loan, 5.97%, Maturing February 25, 2011		5,512,516
	Goodman Global Holdings, Inc.
10,482,325	Term Loan, 5.88%, Maturing December 23, 2011		10,642,841
	Johnson Diversey, Inc.
10,809,825	Term Loan, 4.90%, Maturing November 30, 2009		10,919,610
11,590,000	Term Loan, 4.96%, Maturing November 30, 2009		11,713,144

	Penn Engineering & Manufacturing Corp.
$3,500,000	Term Loan, 5.97%, Maturing May 25, 2011		$3,535,000
	Polymer Group, Inc.
13,066,667	Term Loan, 6.73%, Maturing April 27, 2010		13,322,551
2,500,000	Term Loan, 9.73%, Maturing April 27, 2011		2,558,333
	PP Acquisition Corp.
17,674,429	Term Loan, 5.74%, Maturing November 12, 2011		17,799,617
	Rexnord Corp.
7,475,443	Term Loan, 6.80%, Maturing December 31, 2011		7,579,785
8,741,544	Term Loan, 6.80%, Maturing December 31, 2011		8,863,558
	Roper Industries, Inc.
9,916,291	Term Loan, 4.64%, Maturing December 13, 2009		9,965,872
			$135,556,204
	Containers and Glass Products — 3.7%
	Ball Corp.
2,172,948	Term Loan, 4.49%, Maturing December 31, 2009		2,167,516
5,571,755	Term Loan, 4.49%, Maturing December 31, 2009		5,602,516
	Berry Plastics Corp.
28,818,615	Term Loan, 5.60%, Maturing June 30, 2010		29,301,327
	BWAY Corp.
8,392,908	Term Loan, 5.75%, Maturing June 30, 2011		8,522,737
	Consolidated Container Holding
5,568,750	Term Loan, 6.69%, Maturing December 15, 2008		5,641,840
	Dr. Pepper / Seven Up Bottling
25,929,102	Term Loan, 5.35%, Maturing December 19, 2010		26,324,521
	Graham Packaging Holdings Co.
30,581,325	Term Loan, 6.03%, Maturing October 7, 2011		31,094,204
1,500,000	Term Loan, 7.75%, Maturing April 7, 2012		1,547,187
	Graphic Packaging International, Inc.
5,500,000	Revolving Loan, 6.50%, Maturing August 8, 2007 (2)		5,364,794
39,048,604	Term Loan, 6.03%, Maturing August 8, 2009		39,622,150
	IPG (US), Inc.
10,470,875	Term Loan, 5.72%, Maturing July 28, 2011		10,662,837
	Kranson Industries, Inc.
4,108,500	Term Loan, 6.24%, Maturing July 30, 2011		4,159,856
	Owens-Illinois, Inc.
3,772,178	Term Loan, 5.12%, Maturing April 1, 2007		3,805,184
4,073,548	Term Loan, 5.19%, Maturing April 1, 2007		4,115,982
6,619,164	Term Loan, 3.86%, Maturing April 1, 2008	EUR	8,115,342
725,064	Term Loan, 5.27%, Maturing April 1, 2008		731,861
	Smurfit-Stone Container Corp.
3,225,483	Term Loan, 3.09%, Maturing November 1, 2010		3,279,913
10,676,562	Term Loan, 5.38%, Maturing November 1, 2011		10,853,397
28,235,723	Term Loan, 5.47%, Maturing November 1, 2011		28,703,391

	U.S. Can Corp.
$7,848,150	Term Loan, 7.65%, Maturing January 15, 2010	$7,887,391
		$237,503,946
	Cosmetics / Toiletries — 0.8%
	American Safety Razor Co.
4,598,475	Term Loan, 6.01%, Maturing February 28, 2012	4,655,956
	Church & Dwight Co., Inc.
20,821,560	Term Loan, 5.24%, Maturing May 30, 2011	21,064,486
	Prestige Brands, Inc.
15,791,744	Term Loan, 5.38%, Maturing April 7, 2011	15,962,816
	Revlon Consumer Products Corp.
$6,837,500	Term Loan, 9.43%, Maturing July 9, 2010	$7,085,359
		$48,768,617
	Drugs — 0.6%
	Warner Chilcott Corp.
662,461	Term Loan, 0.00%, Maturing January 31, 2006 (2)	668,423
132,492	Term Loan, 0.00%, Maturing June 30, 2006 (2)	133,420
22,911,536	Term Loan, 6.07%, Maturing January 18, 2012	23,183,610
9,232,231	Term Loan, 6.18%, Maturing January 18, 2012	9,341,863
4,265,031	Term Loan, 6.18%, Maturing January 18, 2012	4,315,678
		$37,642,994
	Ecological Services and Equipment — 1.4%
	Alderwoods Group, Inc.
5,423,365	Term Loan, 5.35%, Maturing September 29, 2009	5,496,244
	Allied Waste Industries, Inc.
9,297,533	Term Loan, 4.87%, Maturing January 15, 2010	9,365,526
26,129,174	Term Loan, 5.54%, Maturing January 15, 2012	26,338,756
	Envirocare of Utah, LLC
11,320,909	Term Loan, 6.11%, Maturing April 15, 2010	11,476,572
	Environmental Systems Products Holdings, Inc.
7,662,315	Term Loan, 6.94%, Maturing December 12, 2008	7,810,773
1,000,000	Term Loan, 13.50%, Maturing December 12, 2010	1,028,750
	IESI Corp.
9,267,647	Term Loan, 5.55%, Maturing January 20, 2012	9,406,662
	Sensus Metering Systems, Inc.
1,345,708	Term Loan, 6.02%, Maturing December 17, 2010	1,361,968
8,971,384	Term Loan, 6.02%, Maturing December 17, 2010	9,079,786
	Synagro Technologies, Inc.
1,172,857	Term Loan, 0.00%, Maturing June 21, 2012 (2)	1,177,255
7,037,143	Term Loan, 5.68%, Maturing June 21, 2012	7,094,320
		$89,636,612

	Electronics / Electrical — 2.5%
	AMI Semiconductor, Inc.
$7,805,438	Term Loan, 4.99%, Maturing April 1, 2012		$7,850,967
	Communications & Power, Inc.
6,842,205	Term Loan, 5.38%, Maturing July 23, 2010		6,957,668
	Enersys Capital, Inc.
8,416,071	Term Loan, 5.34%, Maturing March 17, 2011		8,473,931
	Fairchild Semiconductor Corp.
17,575,375	Term Loan, 5.35%, Maturing December 31, 2010		17,773,098
	Invensys International Holding
18,670,574	Term Loan, 6.88%, Maturing September 5, 2009		18,950,633
	Panavision, Inc.
3,140,497	Term Loan, 9.64%, Maturing January 12, 2007		3,213,121
	Rayovac Corp.
31,825,238	Term Loan, 5.48%, Maturing February 7, 2012		32,276,106
	Seagate Technology Holdings, Inc.
13,754,058	Term Loan, 5.50%, Maturing November 22, 2006		13,971,826
	Securityco, Inc.
8,036,269	Term Loan, 7.50%, Maturing June 30, 2010		8,106,586
	Spectrum Brands, Inc.
10,000,000	Term Loan, 4.36%, Maturing February 7, 2012	EUR	12,222,416
	Telcordia Technologies, Inc.
15,316,613	Term Loan, 6.07%, Maturing September 15, 2012		15,287,894
	United Online, Inc.
1,523,167	Term Loan, 6.73%, Maturing December 13, 2008		1,530,783
	Vertafore, Inc.
6,745,498	Term Loan, 6.06%, Maturing December 22, 2010		6,787,658
	Viasystems, Inc.
8,456,253	Term Loan, 7.64%, Maturing September 30, 2009		8,540,816
			$161,943,503
	Equipment Leasing — 0.8%
	Ashtead Group, PLC
5,125,000	Term Loan, 5.56%, Maturing November 12, 2009		5,201,875
	Carey International, Inc.
3,000,000	Term Loan, 7.25%, Maturing May 2, 2011		2,910,000
	Maxim Crane Works, L.P.
11,977,411	Term Loan, 6.19%, Maturing January 28, 2010		12,194,502
1,000,000	Term Loan, 8.94%, Maturing January 28, 2012		1,042,500
	United Rentals, Inc.
5,212,716	Term Loan, 3.34%, Maturing February 14, 2011		5,288,733
25,569,483	Term Loan, 5.73%, Maturing February 14, 2011		25,908,278
			$52,545,888

	Farming / Agriculture — 0.2%
	Central Garden & Pet Co.
$11,305,321	Term Loan, 5.19%, Maturing May 15, 2009		$11,446,638
			$11,446,638
	Financial Intermediaries — 1.3%
	Coinstar, Inc.
7,094,781	Term Loan, 5.55%, Maturing July 7, 2011		7,201,203
	Corrections Corp. of America
5,926,891	Term Loan, 5.35%, Maturing March 31, 2008		6,023,203
	Fidelity National Information Solutions, Inc.
46,002,300	Term Loan, 5.10%, Maturing March 9, 2013		46,150,151
	Refco Group Ltd., LLC
20,016,462	Term Loan, 5.48%, Maturing August 5, 2011		20,146,569
	Sirona Dental Services GmbH & Co.
680,000	Term Loan, 4.61%, Maturing June 30, 2013	EUR	833,448
	Wackenhut Corrections Corp.
2,013,640	Term Loan, 5.98%, Maturing July 9, 2009		2,038,810
			$82,393,384
	Food Products — 2.4%
	Acosta Sales Co., Inc.
10,088,875	Term Loan, 5.35%, Maturing August 13, 2010		10,230,755
	American Seafoods Holdings, LLC
407,796	Term Loan, 6.49%, Maturing September 30, 2007		408,561
4,757,756	Term Loan, 6.74%, Maturing March 31, 2009		4,791,955
	Atkins Nutritional, Inc.
1,842,539	Term Loan, 8.25%, Maturing November 26, 2009 (4)		1,179,225
	Chiquita Brands, LLC
4,725,000	Term Loan, 5.84%, Maturing June 28, 2012		4,804,734
	Del Monte Corp.
5,486,250	Term Loan, 5.18%, Maturing February 8, 2012		5,559,629
	Doane Pet Care Co.
16,629,761	Term Loan, 7.41%, Maturing November 5, 2009		16,948,504
	Dole Food Co., Inc.
11,389,172	Term Loan, 5.18%, Maturing April 18, 2012		11,529,760
	Herbalife International, Inc.
8,108,110	Term Loan, 5.37%, Maturing December 21, 2010		8,168,921
	Interstate Brands Corp.
1,875,000	Term Loan, 7.40%, Maturing July 19, 2006		1,865,625
8,250,000	Revolving Loan, 0.00%, Maturing September 22, 2006 (2)		8,255,156
1,972,066	Term Loan, 7.29%, Maturing July 19, 2007		1,963,192
6,046,139	Term Loan, 7.63%, Maturing July 19, 2007		6,026,489

	Merisant Co.
$13,940,500	Term Loan, 6.93%, Maturing January 11, 2010	$13,626,839
	Michael Foods, Inc.
12,829,879	Term Loan, 5.29%, Maturing November 21, 2010	13,054,402
6,200,000	Term Loan, 6.59%, Maturing November 21, 2011	6,358,875
	Nash-Finch Co.
6,300,000	Term Loan, 5.75%, Maturing November 12, 2010	6,374,813
	Pinnacle Foods Holdings Corp.
1,000,000	Revolving Loan, 5.76%, Maturing November 25, 2010 (2)	980,000
22,317,500	Term Loan, 6.76%, Maturing November 25, 2010	22,572,053
	Reddy Ice Group, Inc.
8,945,123	Term Loan, 5.99%, Maturing July 31, 2009	9,045,756
2,026,986	Term Loan, 5.99%, Maturing July 31, 2009	2,039,022
		$155,784,266
	Food Service — 2.2%
	AFC Enterprises, Inc.
4,950,000	Term Loan, 5.75%, Maturing May 11, 2011	5,011,875
	Arby’s Restaurant Group, Inc.
2,280,000	Term Loan, 5.73%, Maturing July 25, 2012	2,311,113
	Buffets, Inc.
227,273	Term Loan, 6.78%, Maturing June 28, 2009	228,977
10,565,233	Term Loan, 7.16%, Maturing June 28, 2009	10,644,473
	Burger King Corp.
6,300,000	Term Loan, 5.19%, Maturing June 30, 2012	6,405,657
	Carrols Corp.
12,392,837	Term Loan, 6.00%, Maturing December 31, 2010	12,581,307
	CKE Restaurants, Inc.
3,888,409	Term Loan, 5.50%, Maturing May 1, 2010	3,927,293
	Denny’s, Inc.
8,726,189	Term Loan, 6.72%, Maturing September 21, 2009	8,960,705
	Domino’s, Inc.
6,592,593	Revolving Loan, 6.00%, Maturing June 25, 2009 (2)	6,518,426
30,424,098	Term Loan, 5.25%, Maturing June 25, 2010	30,908,998
	Gate Gourmet Borrower, LLC
8,189,803	Term Loan, 9.65%, Maturing December 31, 2008	8,097,667
	Jack in the Box, Inc.
12,777,263	Term Loan, 5.18%, Maturing January 8, 2011	12,940,978
	Landry’s Restaurants, Inc.
8,014,725	Term Loan, 5.24%, Maturing December 28, 2010	8,122,427
	Maine Beverage Co., LLC
3,889,286	Term Loan, 5.24%, Maturing March 31, 2013	3,879,562
	Weight Watchers International, Inc.
2,000,000	Revolving Loan, 4.98%, Maturing March 31, 2009 (2)	2,000,000
4,515,875	Term Loan, 5.11%, Maturing March 31, 2010	4,566,679
12,153,030	Term Loan, 5.18%, Maturing March 31, 2010	12,289,752
		$139,395,889

	Food / Drug Retailers — 2.1%
	Cumberland Farms, Inc.
$8,693,810	Term Loan, 5.22%, Maturing September 8, 2008		$8,742,713
	General Nutrition Centers, Inc.
7,000,000	Revolving Loan, 0.00%, Maturing December 7, 2009 (2)		6,860,000
4,424,003	Term Loan, 6.50%, Maturing December 7, 2009		4,471,929
	Giant Eagle, Inc.
14,224,100	Term Loan, 5.16%, Maturing August 6, 2009		14,419,682
5,378,055	Term Loan, 5.22%, Maturing August 6, 2009		5,452,004
	Rite Aid Corp.
19,615,041	Term Loan, 5.11%, Maturing September 22, 2009		19,803,012
	Roundy’s, Inc.
9,863,764	Term Loan, 5.41%, Maturing September 30, 2009		9,980,896
	The Jean Coutu Group (PJC), Inc.
29,731,594	Term Loan, 5.94%, Maturing July 30, 2011		30,242,620
	The Pantry, Inc.
8,286,753	Term Loan, 5.74%, Maturing March 12, 2011		8,411,054
	Winn-Dixie Stores, Inc.
23,000,000	DIP Loan, 6.55%, Maturing February 23, 2007 (2)		22,942,500
			$131,326,410
	Forest Products — 2.0%
	Appleton Papers, Inc.
13,480,513	Term Loan, 5.64%, Maturing June 11, 2010		13,615,318
	Boise Cascade Holdings, LLC
24,469,970	Term Loan, 5.25%, Maturing October 29, 2011		24,869,149
	Buckeye Technologies, Inc.
10,336,058	Term Loan, 5.34%, Maturing April 15, 2010		10,484,638
	Escanaba Timber, LLC
4,000,000	Term Loan, 6.00%, Maturing May 2, 2008		4,075,000
	Koch Cellulose, LLC
2,909,025	Term Loan, 4.84%, Maturing May 7, 2011		2,947,206
9,555,896	Term Loan, 4.84%, Maturing May 7, 2011		9,681,317
	NewPage Corp.
10,000,000	Revolving Loan, 8.40%, Maturing May 2, 2010 (2)		9,850,000
17,750,000	Term Loan, 6.38%, Maturing May 2, 2011		18,105,000
	RLC Industries Co.
22,283,206	Term Loan, 4.99%, Maturing February 24, 2010		22,403,914
	Xerium Technologies, Inc.
2,000,000	Term Loan, 4.35%, Maturing May 18, 2012	EUR	2,444,483
10,290,020	Term Loan, 5.07%, Maturing May 18, 2012		10,447,591
			$128,923,616
	Healthcare — 6.0%
	Accredo Health, Inc.
14,426,251	Term Loan, 5.24%, Maturing June 30, 2011		14,480,349

	Alliance Imaging, Inc.
$10,299,093	Term Loan, 5.87%, Maturing December 29, 2011		$10,453,580
	AMN Healthcare, Inc.
3,233,887	Term Loan, 6.49%, Maturing October 2, 2008		3,282,395
	AMR HoldCo, Inc.
9,331,613	Term Loan, 5.67%, Maturing February 10, 2012		9,486,172
	Blitz F04-506 GmbH
1,000,000	Term Loan, 5.11%, Maturing June 30, 2014	EUR	1,231,162
	Butler Animal Health Supply
1,850,000	Term Loan, 6.46%, Maturing June 28, 2011		1,873,125
	Carl Zeiss Topco GMBH
3,140,000	Term Loan, 6.24%, Maturing February 28, 2013		3,151,775
6,280,000	Term Loan, 6.74%, Maturing February 28, 2014		6,334,950
375,000	Term Loan, 8.99%, Maturing August 31, 2014		381,094
	Colgate Medical, Ltd.
3,603,934	Term Loan, 5.48%, Maturing December 30, 2008		3,642,225
	Community Health Systems, Inc.
44,405,057	Term Loan, 5.07%, Maturing August 19, 2011		45,057,278
	Concentra Operating Corp.
12,541,571	Term Loan, 6.01%, Maturing June 30, 2009		12,721,856
	Conmed Corp.
4,507,820	Term Loan, 5.71%, Maturing December 31, 2009		4,563,464
	CRC Health Corp.
2,500,000	Term Loan, 6.24%, Maturing May 12, 2011		2,525,000
	Cross Country Healthcare, Inc.
1,614,882	Term Loan, 6.60%, Maturing June 5, 2009		1,626,993
	Encore Medical IHC, Inc.
8,933,592	Term Loan, 6.40%, Maturing October 4, 2010		9,062,012
	Envision Worldwide, Inc.
7,814,777	Term Loan, 8.56%, Maturing September 30, 2010		7,853,850
	Express Scripts, Inc.
10,566,250	Term Loan, 4.77%, Maturing February 13, 2010		10,671,913
	FHC Health Systems, Inc.
2,321,429	Term Loan, 8.91%, Maturing December 18, 2009		2,344,643
1,625,000	Term Loan, 11.91%, Maturing December 18, 2009		1,641,250
3,250,000	Term Loan, 12.29%, Maturing February 7, 2011		3,262,188
	Fisher Scientific International, Inc.
18,168,981	Term Loan, 4.99%, Maturing August 2, 2011		18,330,794
	Hanger Orthopedic Group, Inc.
7,000,000	Revolving Loan, 9.28%, Maturing September 30, 2008 (2)		6,877,500
4,674,276	Term Loan, 6.99%, Maturing September 30, 2009		4,738,547
	Healthcare Partners, LLC
4,749,875	Term Loan, 5.82%, Maturing March 2, 2011		4,791,436
	Healthsouth Corp.
9,150,000	Term Loan, 5.98%, Maturing June 14, 2007		9,274,385
2,520,000	Term Loan, 3.09%, Maturing March 21, 2010		2,554,257

	Iasis Healthcare, LLC
$12,018,600	Term Loan, 5.77%, Maturing June 22, 2011		$12,192,437
	Kinetic Concepts, Inc.
10,812,119	Term Loan, 5.24%, Maturing August 11, 2009		10,940,513
	Knowledge Learning Corp.
29,288,265	Term Loan, 5.99%, Maturing January 7, 2012		29,507,927
	Leiner Health Products, Inc.
8,266,500	Term Loan, 6.38%, Maturing May 27, 2011		8,400,831
	Lifepoint Hospitals, Inc.
30,482,101	Term Loan, 5.01%, Maturing April 15, 2012		30,792,379
	Magellan Health Services, Inc.
5,426,605	Term Loan, 5.86%, Maturing August 15, 2008		5,508,004
3,679,054	Term Loan, 6.06%, Maturing August 15, 2008		3,729,641
	Medcath Holdings Corp.
3,752,075	Term Loan, 5.50%, Maturing July 2, 2011		3,794,286
	National Mentor, Inc.
6,014,384	Term Loan, 5.73%, Maturing September 30, 2011		6,093,323
	Select Medical Holding Corp.
9,925,125	Term Loan, 5.04%, Maturing February 24, 2012		9,977,857
	Sirona Dental Systems GmbH
320,000	Term Loan, 4.61%, Maturing June 30, 2013	EUR	392,211
	Sunrise Medical Holdings, Inc.
7,236,913	Term Loan, 6.70%, Maturing May 13, 2010		7,245,959
	Sybron Dental Management, Inc.
6,158,127	Term Loan, 5.23%, Maturing June 6, 2009		6,212,010
	Talecris Biotherapeutics, Inc.
7,615,913	Term Loan, 6.54%, Maturing March 31, 2010		7,634,952
	Team Health, Inc.
6,427,388	Term Loan, 6.24%, Maturing March 23, 2011		6,427,388
	The Cooper Companies, Inc.
5,500,000	Term Loan, 5.00%, Maturing November 15, 2009		5,537,813
	Vanguard Health Holding Co., LLC
4,000,000	Term Loan, 0.00%, Maturing September 23, 2005 (2)		4,060,000
2,985,000	Term Loan, 6.35%, Maturing September 23, 2005		3,037,238
8,113,700	Term Loan, 6.74%, Maturing September 23, 2011		8,255,690
	VWR International, Inc.
3,000,000	Term Loan, 4.88%, Maturing April 7, 2011	EUR	3,678,112
9,432,967	Term Loan, 6.14%, Maturing April 7, 2011		9,559,727
			$385,192,491
	Home Furnishings — 1.8%
	General Binding Corp.
1,928,960	Term Loan, 7.92%, Maturing January 15, 2008		1,932,577
	Interline Brands, Inc.
3,028,261	Term Loan, 5.74%, Maturing December 31, 2010		3,066,114
	Jarden Corp.
22,110,386	Term Loan, 5.47%, Maturing January 24, 2012		22,321,629

	Juno Lighting, Inc.
$5,301,671	Term Loan, 6.98%, Maturing November 21, 2010		$5,328,179
	Knoll, Inc.
15,216,711	Term Loan, 6.44%, Maturing September 30, 2011		15,463,982
	Oreck Corp.
3,876,759	Term Loan, 6.24%, Maturing February 2, 2012		3,934,911
	Sanitec Ltd. Oy
4,478,261	Term Loan, 4.89%, Maturing April 7, 2013	EUR	5,479,299
4,478,261	Term Loan, 5.39%, Maturing April 7, 2014	EUR	5,501,225
	Sealy Mattress Co.
5,000,000	Revolving Loan, 0.00%, Maturing April 6, 2012 (2)		4,900,000
20,276,504	Term Loan, 5.13%, Maturing April 6, 2012		20,479,269
	Simmons Co.
22,239,511	Term Loan, 5.82%, Maturing December 19, 2011		22,452,632
	Termpur-Pedic, Inc.
6,008,486	Term Loan, 5.74%, Maturing June 30, 2009		6,072,326
			$116,932,143
	Industrial Equipment — 0.9%
	Alliance Laundry Holdings, LLC
4,338,750	Term Loan, 5.59%, Maturing January 27, 2012		4,409,255
	Chart Industries, Inc.
3,883,903	Term Loan, 6.94%, Maturing September 15, 2009		3,893,613
	Colfax Corp.
2,038,480	Term Loan, 5.75%, Maturing November 30, 2011		2,058,865
	Douglas Dynamics Holdings, Inc.
4,787,020	Term Loan, 5.48%, Maturing December 16, 2010		4,846,857
	Flowserve Corp.
1,227,665	Term Loan, 5.25%, Maturing June 30, 2007		1,232,780
4,302,463	Term Loan, 6.22%, Maturing June 30, 2009		4,331,148
	Gleason Corp.
6,705,953	Term Loan, 6.28%, Maturing July 27, 2011		6,778,599
746,250	Term Loan, 10.00%, Maturing January 31, 2012		759,309
	Itron, Inc.
2,015,606	Term Loan, 5.28%, Maturing December 17, 2010		2,039,541
	Mainline, L.P.
7,828,889	Term Loan, 5.82%, Maturing December 17, 2011		7,868,033
	MTD Products, Inc.
10,910,012	Term Loan, 5.13%, Maturing June 1, 2010		11,005,475
	National Waterworks, Inc.
8,599,882	Term Loan, 5.99%, Maturing November 22, 2009		8,718,130
	Terex Corp.
1,593,087	Term Loan, 5.68%, Maturing June 30, 2009		1,615,987
			$59,557,592

	Insurance — 1.2%
	Alliant Resources Group, Inc.
$6,682,500	Term Loan, 6.88%, Maturing August 31, 2011	$6,732,619
	CCC Information Services Group
8,134,007	Term Loan, 6.24%, Maturing August 20, 2010	8,256,017
	Conseco, Inc.
29,387,901	Term Loan, 6.99%, Maturing June 22, 2010	29,675,667
	Hilb, Rogal & Hobbs Co.
13,769,710	Term Loan, 5.75%, Maturing December 15, 2011	13,881,589
	U.S.I. Holdings Corp.
6,845,189	Term Loan, 6.18%, Maturing August 11, 2008	6,875,137
7,746,075	Term Loan, 6.18%, Maturing August 11, 2008	7,779,964
		$73,200,993
	Leisure Goods / Activities / Movies — 4.7%
	24 Hour Fitness Worldwide, Inc.
11,530,000	Term Loan, 6.78%, Maturing June 8, 2012	11,720,970
	Alliance Atlantis Communications, Inc.
6,585,495	Term Loan, 5.27%, Maturing December 20, 2011	6,688,393
	AMF Bowling Worldwide, Inc.
5,266,676	Term Loan, 6.58%, Maturing August 27, 2009	5,311,116
	Carmike Cinemas, Inc.
7,015,000	Term Loan, 0.00%, Maturing May 19, 2012 (2)	7,015,000
10,520,000	Term Loan, 5.93%, Maturing May 19, 2012	10,671,225
	Cinemark, Inc.
20,246,225	Term Loan, 5.18%, Maturing March 31, 2011	20,534,734
	Fender Musical Instruments Co.
2,493,750	Term Loan, 5.46%, Maturing March 30, 2012	2,531,156
	Lions Gate Entertainment, Inc.
1,022,500	Revolving Loan, 5.17%, Maturing December 31, 2008 (2)	1,007,163
	Loews Cineplex Entertainment Corp.
29,105,800	Term Loan, 5.64%, Maturing July 30, 2011	29,344,555
	Metro-Goldwyn-Mayer Holdings
4,076,923	Term Loan, 5.74%, Maturing April 8, 2011	4,110,684
63,315,000	Term Loan, 5.74%, Maturing April 8, 2012	64,074,780
	New England Sports Ventures
10,585,000	Term Loan, 4.44%, Maturing February 27, 2007	10,585,000
	Regal Cinemas Corp.
44,437,440	Term Loan, 5.24%, Maturing November 10, 2010	44,965,134
	Six Flags Theme Parks, Inc.
25,844,139	Term Loan, 6.16%, Maturing June 30, 2008	26,231,801
3,275,000	Revolving Loan, 6.21%, Maturing June 30, 2008 (2)	3,219,734
	Universal City Development Partners, Ltd.
15,447,375	Term Loan, 5.46%, Maturing June 9, 2011	15,653,335

	WMG Acquisition Corp.
$4,390,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	$4,281,624
30,370,220	Term Loan, 5.45%, Maturing February 28, 2011	30,701,043
	Yankees Holdings & YankeeNets, LLC
2,935,429	Term Loan, 5.53%, Maturing June 25, 2007	2,957,444
		$301,604,891
	Lodging and Casinos — 4.5%
	Alliance Gaming Corp.
14,666,608	Term Loan, 6.77%, Maturing September 5, 2009	14,700,986
	Ameristar Casinos, Inc.
2,900,887	Term Loan, 5.50%, Maturing December 20, 2006	2,939,564
6,278,200	Term Loan, 5.50%, Maturing December 31, 2006	6,361,907
	Argosy Gaming Co.
12,902,500	Term Loan, 6.75%, Maturing June 30, 2011	12,945,504
	Aztar Corp.
1,980,000	Term Loan, 5.66%, Maturing July 27, 2009	1,988,663
	Boyd Gaming Corp.
25,220,250	Term Loan, 4.94%, Maturing June 30, 2011	25,501,355
	Choctaw Resort Development Enterprise
4,429,461	Term Loan, 5.91%, Maturing November 4, 2011	4,482,061
	CNL Hospitality Partners, L.P.
1,818,101	Term Loan, 5.85%, Maturing October 13, 2006	1,822,646
	CNL Resort Hotel, L.P.
7,700,000	Term Loan, 6.56%, Maturing August 18, 2006	7,719,250
	Globalcash Access, LLC
3,862,880	Term Loan, 5.74%, Maturing March 10, 2010	3,926,456
	Green Valley Ranch Gaming, LLC
2,511,246	Term Loan, 5.49%, Maturing December 17, 2011	2,544,206
	Herbst Gaming, Inc.
3,221,925	Term Loan, 5.38%, Maturing January 31, 2011	3,263,208
	Isle of Capri Casinos, Inc.
5,000,000	Term Loan, 0.00%, Maturing February 4, 2012 (2)	5,028,125
15,546,875	Term Loan, 5.19%, Maturing February 4, 2012	15,733,919
	Marina District Finance Co., Inc.
15,671,250	Term Loan, 4.99%, Maturing October 14, 2011	15,811,633
	MGM Mirage
4,821,429	Term Loan, 5.13%, Maturing April 25, 2010	4,856,987
17,678,571	Revolving Loan, 5.19%, Maturing April 25, 2010 (2)	17,516,512
	Pinnacle Entertainment, Inc.
2,500,000	Revolving Loan, 7.08%, Maturing December 18, 2008 (2)	2,506,250
7,302,116	Term Loan, 0.00%, Maturing August 27, 2010 (2)	7,334,063
6,740,000	Term Loan, 6.49%, Maturing August 27, 2010	6,841,100
	Resorts International Holdings, LLC
10,514,985	Term Loan, 5.99%, Maturing April 26, 2012	10,652,995
3,500,000	Term Loan, 9.07%, Maturing April 26, 2013	3,526,796

	SCG Hotel DLP, L.P.
$6,220,000	Term Loan, 0.00%, Maturing April 16, 2006 (2)	$6,251,100
18,925,000	Term Loan, 4.24%, Maturing April 16, 2006	18,925,000
	Seminole Tribe of Florida
3,100,000	Term Loan, 5.38%, Maturing September 30, 2011	3,150,375
	Trump Entertainment Resorts Holdings, L.P.
5,475,000	Term Loan, 0.00%, Maturing May 20, 2012 (2)	5,553,703
5,475,000	Term Loan, 6.14%, Maturing May 20, 2012	5,553,703
	United Auburn Indian Community
1,310,811	Term Loan, 6.19%, Maturing January 24, 2009	1,315,726
	Venetian Casino Resort, LLC
5,947,617	Term Loan, 0.00%, Maturing June 15, 2011 (2)	6,014,527
24,400,219	Term Loan, 5.24%, Maturing June 15, 2011	24,731,354
	Wyndham International, Inc.
1,704,310	Term Loan, 3.25%, Maturing May 10, 2011	1,712,832
7,000,000	Revolving Loan, 6.63%, Maturing May 10, 2011 (2)	6,965,000
18,020,525	Term Loan, 6.63%, Maturing May 10, 2011	18,146,669
	Wynn Las Vegas, LLC
10,725,000	Term Loan, 5.61%, Maturing December 14, 2011	10,855,041
		$287,179,216
	Nonferrous Metals/Minerals — 2.3%
	Compass Minerals Group, Inc.
1,104,872	Term Loan, 5.92%, Maturing November 28, 2009	1,115,921
	Foundation Coal Corp.
13,500,000	Revolving Loan, 0.00%, Maturing July 30, 2009 (2)	13,440,938
11,550,000	Term Loan, 5.54%, Maturing July 30, 2011	11,760,141
	ICG, LLC
10,375,250	Term Loan, 6.10%, Maturing November 5, 2010	10,539,521
	International Mill Service, Inc.
15,596,625	Term Loan, 5.99%, Maturing December 31, 2010	15,772,087
3,000,000	Term Loan, 9.24%, Maturing October 26, 2011	3,045,000
	Magnequench, Inc.
9,505,446	Term Loan, 10.88%, Maturing September 30, 2009	9,505,446
1,600,000	Term Loan, 14.38%, Maturing December 31, 2009	1,600,000
	Murray Energy Corp.
10,932,600	Term Loan, 6.49%, Maturing January 28, 2010	11,007,762
	Novelis, Inc.
12,702,643	Term Loan, 4.96%, Maturing January 6, 2012	12,885,243
18,639,718	Term Loan, 4.96%, Maturing January 6, 2012	18,907,664
	Severstal North America, Inc.
15,200,000	Revolving Loan, 5.25%, Maturing April 7, 2007 (2)	15,162,000
	Stillwater Mining Co.
4,360,000	Revolving Loan, 3.36%, Maturing June 30, 2007 (2)	4,316,400
7,079,852	Term Loan, 6.85%, Maturing July 30, 2010	7,217,024

	Trout Coal Holdings, LLC
$10,673,250	Term Loan, 5.99%, Maturing March 23, 2011		$10,701,598
			$146,976,745
	Oil and Gas — 4.5%
	Beldon & Blake Corp.
4,026,037	Term Loan, 5.94%, Maturing July 21, 2011		4,028,553
	Coffeyville Resources, LLC
1,600,000	Term Loan, 6.06%, Maturing June 24, 2011		1,629,333
2,400,000	Term Loan, 6.06%, Maturing June 24, 2012		2,443,999
	Columbia Natural Resources, LLC
41,250,000	Revolving Loan, 5.77%, Maturing January 19, 2010 (2)		41,198,438
	Dresser Rand Group, Inc.
787,623	Term Loan, 4.72%, Maturing October 29, 2011	EUR	965,655
9,948,753	Term Loan, 5.45%, Maturing October 29, 2011		10,105,755
	Dresser, Inc.
5,485,881	Term Loan, 5.99%, Maturing March 31, 2007		5,545,310
	Dynegy Holdings, Inc.
5,000,000	Revolving Loan, 0.00%, Maturing May 28, 2009 (2)		4,943,750
17,359,650	Term Loan, 7.34%, Maturing May 28, 2010		17,502,503
	El Paso Corp.
13,019,875	Term Loan, 5.27%, Maturing November 23, 2009		13,151,089
22,166,813	Term Loan, 6.24%, Maturing November 23, 2009		22,462,939
	Energy Transfer Company, L.P.
12,100,000	Term Loan, 6.47%, Maturing June 16, 2012		12,272,425
	Getty Petroleum Marketing, Inc.
13,236,060	Term Loan, 6.49%, Maturing May 19, 2010		13,401,511
	Kerr-McGee Corp.
16,375,000	Term Loan, 5.71%, Maturing May 24, 2007		16,497,813
29,770,000	Term Loan, 5.79%, Maturing May 24, 2011		30,319,733
	LB Pacific, L.P.
8,069,775	Term Loan, 6.15%, Maturing March 3, 2012		8,185,778
	Lyondell-Citgo Refining, L.P.
13,582,825	Term Loan, 5.51%, Maturing May 21, 2007		13,795,057
	Pride Offshore, Inc.
2,828,560	Term Loan, 5.09%, Maturing July 7, 2011		2,866,274
	Sprague Energy Corp.
22,250,000	Revolving Loan, 5.68%, Maturing August 10, 2007 (2)		22,194,375
	The Premcor Refining Group, Inc.
14,200,000	Term Loan, 5.00%, Maturing April 13, 2009		14,310,945
	Universal Compression, Inc.
8,060,000	Term Loan, 5.24%, Maturing February 15, 2012 (2)		8,172,082
	Williams Production RMT Co.
19,972,634	Term Loan, 5.64%, Maturing May 30, 2008		20,197,326
			$286,190,643

	Publishing — 5.3%
	American Media Operations, Inc.
$57,657	Term Loan, 6.50%, Maturing April 1, 2006	$58,342
3,197,207	Term Loan, 6.25%, Maturing April 1, 2007	3,240,504
18,172,364	Term Loan, 6.25%, Maturing April 1, 2008	18,418,455
	CBD Media, LLC
9,823,380	Term Loan, 5.84%, Maturing December 31, 2009	9,976,870
	Dex Media East, LLC
9,949,053	Term Loan, 5.08%, Maturing May 8, 2009	10,093,314
	Dex Media West, LLC
17,880,250	Term Loan, 5.13%, Maturing March 9, 2010	18,149,473
	Freedom Communications Holdings, Inc.
10,596,374	Term Loan, 4.83%, Maturing May 18, 2012	10,724,855
	Herald Media, Inc.
4,161,915	Term Loan, 5.56%, Maturing July 22, 2011	4,198,332
748,750	Term Loan, 8.99%, Maturing January 22, 2012	756,705
	Journal Register Co.
34,349,600	Term Loan, 5.13%, Maturing August 12, 2012	34,650,159
	Lamar Media Corp.
8,273,275	Term Loan, 4.63%, Maturing March 7, 2009	8,318,092
23,694,868	Term Loan, 5.06%, Maturing June 30, 2010	23,988,092
	Liberty Group Operating, Inc.
9,983,292	Term Loan, 5.63%, Maturing February 28, 2012	10,085,201
	Medianews Group, Inc.
12,317,779	Term Loan, 4.99%, Maturing August 25, 2010	12,405,026
	Merrill Communications, LLC
16,700,322	Term Loan, 5.99%, Maturing February 9, 2009	16,846,450
	Morris Publishing Group, LLC
4,095,000	Term Loan, 5.00%, Maturing September 30, 2010	4,137,232
6,268,500	Term Loan, 5.25%, Maturing March 31, 2011	6,344,900
	Nebraska Book Co., Inc.
11,390,912	Term Loan, 5.88%, Maturing March 4, 2011	11,547,537
	Newspaper Holdings, Inc.
11,628,182	Term Loan, 5.15%, Maturing August 24, 2011	11,668,160
5,181,818	Revolving Loan, 5.19%, Maturing August 24, 2011 (2)	5,152,670
	R.H. Donnelley Corp.
2,985,317	Term Loan, 5.21%, Maturing December 31, 2009	3,022,013
40,467,493	Term Loan, 5.20%, Maturing June 30, 2011	41,066,735
	Source Media, Inc.
12,735,629	Term Loan, 5.74%, Maturing August 30, 2012	12,934,623
	SP Newsprint Co.
8,463,065	Term Loan, 3.43%, Maturing January 9, 2010	8,531,827
3,598,769	Term Loan, 5.74%, Maturing January 9, 2010	3,655,000
	Springer Science+Business Media
3,650,000	Term Loan, 5.99%, Maturing May 5, 2010	3,653,347
3,097,232	Term Loan, 6.36%, Maturing May 5, 2011	3,126,501

$3,355,335	Term Loan, 6.86%, Maturing May 5, 2012		$3,403,987
3,097,232	Term Loan, 6.86%, Maturing May 5, 2012		3,137,806
	Sun Media Corp.
9,179,576	Term Loan, 5.68%, Maturing February 7, 2009		9,305,795
	World Directories ACQI Corp.
1,500,000	Term Loan, 4.88%, Maturing November 29, 2012	EUR	1,831,313
7,006,198	Term Loan, 5.38%, Maturing November 29, 2013	EUR	8,580,286
	Xerox Corp.
12,750,000	Term Loan, 5.24%, Maturing September 30, 2008		12,861,563
			$335,871,165
	Radio and Television — 4.0%
	Adams Outdoor Advertising, L.P.
18,601,288	Term Loan, 5.64%, Maturing October 15, 2011		18,891,933
	ALM Media Holdings, Inc.
8,029,875	Term Loan, 5.99%, Maturing March 5, 2010		8,049,950
	Block Communications, Inc.
5,534,716	Term Loan, 5.74%, Maturing November 30, 2009		5,586,604
	CanWest Media, Inc.
8,812,421	Term Loan, 5.64%, Maturing August 15, 2009		8,937,267
	DirecTV Holdings, LLC
27,680,000	Term Loan, 4.91%, Maturing April 13, 2013		27,998,818
	Emmis Operating Co.
34,924,500	Term Loan, 5.13%, Maturing November 10, 2011		35,334,863
	Entravision Communications Co.
8,050,000	Term Loan, 4.84%, Maturing February 27, 2012		8,132,174
	Gray Television, Inc.
5,430,000	Term Loan, 5.01%, Maturing December 31, 2012		5,469,031
	NEP Supershooters, L.P.
2,985,000	Term Loan, 6.99%, Maturing February 3, 2011		3,041,903
5,061,750	Term Loan, 7.36%, Maturing February 3, 2011		5,158,242
	Nexstar Broadcasting, Inc.
12,782,232	Term Loan, 5.24%, Maturing October 1, 2012		12,878,099
13,492,768	Term Loan, 5.24%, Maturing October 1, 2012		13,622,069
	PanAmSat Corp.
1,386,365	Term Loan, 5.16%, Maturing August 20, 2010		1,402,828
724,889	Term Loan, 5.16%, Maturing August 20, 2010		737,061
27,189,439	Term Loan, 5.65%, Maturing August 20, 2011		27,646,004
	Raycom TV Broadcasting, Inc.
18,350,000	Term Loan, 5.50%, Maturing February 24, 2012		18,533,500
	Spanish Broadcasting System, Inc.
12,443,813	Term Loan, 5.49%, Maturing June 10, 2012		12,630,470
	Susquehanna Media Co.
16,758,000	Term Loan, 5.30%, Maturing March 9, 2012		16,967,475

	TDF SA
$4,151,899	Term Loan, 4.61%, Maturing March 11, 2013	EUR	5,105,093
4,151,899	Term Loan, 5.11%, Maturing March 11, 2014	EUR	5,116,859
4,661,720	Term Loan, 5.73%, Maturing March 11, 2015	EUR	5,761,450
	Young Broadcasting, Inc.
8,585,000	Term Loan, 5.64%, Maturing November 3, 2012		8,674,430
			$255,676,123
	Rail Industries — 0.6%
	Kansas City Southern Railway Co.
14,299,270	Term Loan, 5.16%, Maturing March 30, 2008		14,522,696
	Railamerica, Inc.
19,385,520	Term Loan, 5.56%, Maturing September 29, 2011		19,716,683
2,291,579	Term Loan, 5.56%, Maturing September 29, 2011		2,330,726
			$36,570,105
	Retailers (Except Food and Drug) — 3.3%
	Advance Stores Company, Inc.
9,543,472	Term Loan, 5.13%, Maturing September 30, 2010		9,638,907
11,094,511	Term Loan, 5.16%, Maturing September 30, 2010		11,205,456
	Alimentation Couche-Tard, Inc.
5,497,039	Term Loan, 5.19%, Maturing December 17, 2010		5,553,730
	American Achievement Corp.
8,165,468	Term Loan, 6.00%, Maturing March 25, 2011		8,242,019
	Amscan Holdings, Inc.
7,722,000	Term Loan, 6.34%, Maturing April 30, 2012		7,799,220
	Coinmach Laundry Corp.
15,373,563	Term Loan, 6.40%, Maturing July 25, 2009		15,575,341
	FTD, Inc.
7,951,000	Term Loan, 5.74%, Maturing February 28, 2011		8,060,326
	Harbor Freight Tools USA, Inc.
16,872,576	Term Loan, 5.78%, Maturing July 15, 2010		17,091,919
	Home Interiors & Gifts, Inc.
3,843,316	Term Loan, 8.38%, Maturing March 31, 2011		3,668,764
	Josten’s Corp.
4,000,000	Revolving Loan, 0.00%, Maturing October 4, 2009 (2)		3,895,000
26,441,131	Term Loan, 5.45%, Maturing October 4, 2010		26,870,800
1,146,000	Term Loan, 6.00%, Maturing October 4, 2010		1,153,640
	Mall of America Kay-Bee Toy, Inc.
7,000,000	DIP Loan, 5.49%, Maturing January 16, 2008 (2)		6,982,500
	Mapco Express, Inc.
4,036,000	Term Loan, 6.21%, Maturing April 28, 2011		4,106,630
	Movie Gallery, Inc.
7,770,000	Term Loan, 6.49%, Maturing April 27, 2011		7,850,132
	Musicland Group, Inc.
12,000,000	Revolving Loan, 7.50%, Maturing August 11, 2008 (2)		12,030,000

	Oriental Trading Co., Inc.
$11,704,132	Term Loan, 6.00%, Maturing August 4, 2010	$11,777,283
	Petro Stopping Center, L.P.
531,250	Term Loan, 5.94%, Maturing February 9, 2007	537,891
	Rent-A-Center, Inc.
18,406,155	Term Loan, 5.34%, Maturing June 30, 2010	18,627,029
	Riddell Bell Holdings, Inc.
2,481,250	Term Loan, 5.99%, Maturing September 30, 2011	2,517,953
	Savers, Inc.
3,848,926	Term Loan, 6.41%, Maturing August 4, 2009	3,877,793
	Stewert Enterprises, Inc.
3,695,904	Term Loan, 5.01%, Maturing November 19, 2011	3,730,554
	Travelcenters of America, Inc.
21,210,000	Term Loan, 5.09%, Maturing November 30, 2008	21,478,434
		$212,271,321
	Surface Transport — 0.4%
	Horizon Lines, LLC
5,841,000	Term Loan, 5.99%, Maturing July 7, 2011	5,926,179
	NFIL Holdings Corp.
2,177,724	Term Loan, 4.84%, Maturing February 27, 2010	2,210,390
5,542,579	Term Loan, 5.48%, Maturing February 27, 2010	5,618,789
	Sirva Worldwide, Inc.
10,658,823	Term Loan, 6.45%, Maturing December 1, 2010	10,303,533
		$24,058,891
	Telecommunications — 5.0%
	Alaska Communications Systems Holdings, Inc.
17,150,000	Term Loan, 5.49%, Maturing February 1, 2011	17,409,034
	American Tower, L.P.
23,161,950	Term Loan, 4.96%, Maturing August 31, 2011	23,451,474
	Cellular South, Inc.
9,308,481	Term Loan, 5.45%, Maturing May 4, 2011	9,424,837
	Centennial Cellular Operating Co., LLC
3,247,159	Revolving Loan, 0.00%, Maturing February 9, 2010 (2)	3,153,803
1,252,841	Revolving Loan, 0.00%, Maturing February 9, 2010 (2)	1,216,822
17,395,571	Term Loan, 5.68%, Maturing February 9, 2011	17,679,797
	Consolidated Communications, Inc.
14,122,901	Term Loan, 5.77%, Maturing July 27, 2015	14,352,398
	D&E Communications, Inc.
5,730,974	Term Loan, 5.33%, Maturing December 31, 2011	5,773,956
	Fairpoint Communications, Inc.
21,785,000	Term Loan, 5.55%, Maturing February 8, 2012	22,098,159
	Hawaiian Telcom Communications, Inc.
5,175,000	Term Loan, 5.73%, Maturing October 31, 2012	5,250,198
	Intelsat Ltd.
14,670,363	Term Loan, 5.25%, Maturing July 28, 2011	14,822,568

	Iowa Telecommunications Services, Inc.
$7,998,000	Term Loan, 5.50%, Maturing November 23, 2011		$8,119,218
	Metrocall, Inc. & Arch Wireless Operating
530,871	Term Loan, 5.93%, Maturing November 16, 2006		534,853
	Nextel Partners Operation Corp.
24,265,000	Term Loan, 4.83%, Maturing May 31, 2012		24,474,286
	NTelos, Inc.
11,238,525	Term Loan, 5.99%, Maturing February 18, 2011		11,276,455
	Qwest Corp.
14,756,000	Term Loan, 8.10%, Maturing June 4, 2007		15,262,087
	Satbirds Finance SARL
3,000,000	Term Loan, 7.50%, Maturing April 4, 2012	EUR	3,607,511
3,500,000	Term Loan, 4.90%, Maturing April 4, 2013	EUR	4,240,647
3,500,000	Term Loan, 4.90%, Maturing April 4, 2013	EUR	4,248,618
	SBA Senior Finance, Inc.
13,190,998	Term Loan, 5.55%, Maturing October 31, 2008		13,402,608
	Spectrasite Communications, Inc.
22,404,151	Term Loan, 4.91%, Maturing May 19, 2012		22,639,865
	Stratos Global Corp.
5,042,000	Term Loan, 5.74%, Maturing December 3, 2010		5,097,149
	Syniverse Holdings, Inc.
4,975,000	Term Loan, 5.10%, Maturing February 15, 2012		5,012,312
	Triton PCS, Inc.
15,139,835	Term Loan, 6.74%, Maturing November 18, 2009		15,234,459
	Valor Telecom Enterprise, LLC
6,300,000	Revolving Loan, 0.00%, Maturing February 14, 2011 (2)		6,383,815
14,838,333	Term Loan, 5.49%, Maturing February 14, 2012		15,035,743
	Westcom Corp.
4,912,109	Term Loan, 6.43%, Maturing December 17, 2010		4,948,950
	Western Wireless Corp.
24,818,719	Term Loan, 6.90%, Maturing May 28, 2011		24,905,137
	Winstar Communications, Inc.
127,026	DIP Loan, 0.00%, Maturing December 31, 2005 (3)(4)		46,669
			$319,103,428
	Utilities — 2.5%
	Allegheny Energy Supply Co., LLC
18,598,845	Term Loan, 5.18%, Maturing March 8, 2011 (2)		18,598,845
	Cellnet Technology, Inc.
4,015,000	Term Loan, 6.68%, Maturing April 26, 2012		4,015,000
	Cogentrix Deleware Holdings, Inc.
21,324,739	Term Loan, 5.24%, Maturing January 14, 2012		21,597,973

	Covanta Energy Corp.
$7,214,634	Term Loan, 3.36%, Maturing June 24, 2012	$7,327,363
5,835,366	Term Loan, 6.46%, Maturing June 24, 2012	5,937,485
	KGen, LLC
5,815,425	Term Loan, 6.12%, Maturing August 5, 2011	5,786,348
	NRG Energy, Inc.
750,000	Revolving Loan, 0.00%, Maturing June 23, 2009 (2)	747,188
11,971,890	Term Loan, 3.39%, Maturing December 24, 2011	12,122,604
15,489,050	Term Loan, 5.37%, Maturing December 24, 2011	15,684,042
	Pike Electric, Inc.
10,092,002	Term Loan, 5.63%, Maturing July 1, 2012	10,218,152
5,130,667	Term Loan, 5.69%, Maturing July 1, 2012	5,194,800
	Plains Resources, Inc.
7,222,742	Term Loan, 5.49%, Maturing December 17, 2010	7,303,998
	Reliant Energy, Inc.
10,987,880	Term Loan, 6.07%, Maturing December 22, 2010	11,126,085
	Texas Genco, LLC
11,889,310	Term Loan, 5.40%, Maturing December 14, 2011	12,081,453
23,977,261	Term Loan, 5.41%, Maturing December 14, 2011	24,364,758
		$162,106,094
	Total Senior Floating Rate Interests (identified cost $6,145,900,348)	$6,178,450,012

Corporate Bonds & Notes — 1.1%

Principal
Amount
(000’s omitted)	Security	Value
	Financial Intermediaries — 0.1%
	Alzette, Variable Rate
$1,180	8.691%, 12/15/20 (5)	$1,209,500
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
1,140	5.24%, 2/24/19 (5)	1,144,104
	Babson Ltd., Series 2005-1A, Class C1, Variable Rate
1,500	5.315%, 4/15/19 (5)	1,500,000
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,500	5.65%, 1/15/19 (5)	1,500,000
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,500	5.70%, 8/11/16 (5)	1,500,000
	Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
1,000	8.297%, 3/8/17	1,000,000
	Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
1,500	5.337%, 3/21/17 (5)	1,500,000
		$9,353,604
	Radio and Television — 0.4%
	Echostar DBS Corp., Sr. Notes
5,000	6.754%, 10/1/08	5,137,500
	Emmis Communications Corp., Sr. Notes, Class A, Variable Rate
3,500	9.314%, 6/15/12 (5)	3,521,875
	Paxson Communications Corp., Variable Rate
17,250	6.349%, 1/15/10 (5)	17,336,250
		$25,995,625
	Real Estate — 0.2%
	Assemblies of God, Variable Rate
12,300	5.42%, 6/15/29 (5)	12,300,500
		$12,300,500
	Telecommunications — 0.4%
	Qwest Corp.,Sr. Notes, Variable Rate
5,850	6.671%, 6/15/13 (5)	6,142,500
	Rogers Wireless, Inc., Variable Rate
6,589	6.535%, 12/15/10	6,893,741
	Rural Cellular Corp., Variable Rate
11,000	7.91%, 3/15/10	11,467,500
		$24,503,741
	Total Corporate Bonds & Notes (identified cost $71,034,114)	$72,153,470

Common Stocks — 0.1%

Shares	Security	Value
105,145	Hayes Lemmerz International (6)	$830,646
25	Knowledge Universe, Inc. (3)(6)(7)	41,517
86,020	Maxim Crane Works Holdings (6)	1,827,916
	Total Common Stocks (identified cost, $2,574,911)	$2,700,079

Preferred Stocks — 0.0%

Shares	Security	Value
350	Hayes Lemmerz International (3)(6)(7)	$11,945
	Total Preferred Stocks (identified cost, $17,500)	$11,945

Closed-End Investment Companies — 0.0%

Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$71,280
	Total Closed-End Investment Companies (identified cost, $72,148)	$71,280

Commercial Paper — 5.4%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$50,000,000	08/01/05	Barclays US Funding, LLC	3.25%	$50,000,000
127,851,000	08/01/05	General Electric Capital Corp.	3.29%	127,851,000
61,903,000	08/04/05	HSBC Finance Corp.	3.30%	61,885,975
105,530,000	08/01/05	Prudential Funding, LLC	3.29%	105,530,000
	Total Commercial Paper (at amortized cost $345,266,975)			$345,266,975

Short-Term Investments — 0.0%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$2,000,000	08/01/05	Investors Bank and Trust Company Time Deposit	3.30%	$2,000,000
Total Short-Term Investments (at amortized cost $2,000,000)				$2,000,000
Total Investments — 103.5% (identified cost $6,566,865,996)				$6,600,653,761
Less Unfunded Loan Commitments — (4.3)%				$(273,412,041)
Net Investments — 99.2% (identified cost $6,293,453,955)				$6,327,241,720
Other Assets, Less Liabilities — 0.8%				$49,551,646
Net Assets — 100.0%				$6,376,793,366

EUR	—	Euro
GBP	—	British Pound

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the Borrower’s discretion.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)	Defaulted security.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of the securities is $47,654,729 or 0.7% of the Portfolio’s net assets.

(6)	Non-income producing security.
(7)	Restricted security.

A summary of financial instruments at July 31, 2005 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
8/31/05	Euro 83,360,521	United States Dollar 100,762,875	$(604,046)
8/31/05	British Pound 4,176,010	United States Dollar 7,282,961	(63,228)
			$(667,274)

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
2,800,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 1/10/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.13% of the notional value of the swap).	$(93,966)
1,400,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 2/13/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.13% of the notional value of the swap).	(32,883)
1,400,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 3/23/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (39 in total, each representing 2.56% of the notional value of the swap).	(9,083)

10,000,000 USD	12/20/2009	Agreement with Lehman Brothers dated 10/28/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Crown Americas, Inc.	$236,244
5,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 12/21/2004 whereby the Portfolio will receive 2.7% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Six Flags Theme Parks.	74,888
3,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 3/3/2005 whereby the Portfolio will receive 1.85% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	(2,813)
6,500,000 USD	3/20/2010	Agreement with Lehman Brothers dated 3/16/2005 whereby the Portfolio will receive 2.2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	(36,185)
3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 4/1/2005 whereby the Portfolio will receive 2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	11,565
3,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 2.4% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	5,247

3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 3.25% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Rural Cellular Corp.	$(329)
3,000,000 USD	6/20/2011	Agreement with Lehman Brothers dated 6/2/2005 whereby the Portfolio will receive 2.3% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	61,554
7,000,000 USD	9/21/2009	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by CSG Systems, Inc.	(879)
2,000,000 USD	9/20/2010	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 1.95% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	3,849

At July 31, 2005, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in the value of the investments owned at July 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$6,566,865,996
Gross unrealized appreciation	$44,583,944
Gross unrealized depreciation	(10,796,179)
Net unrealized appreciation	$33,787,765

The net unrealized depreciation on foreign currency, forward foreign currency exchange contracts and swap contracts at July 31, 2005 on a federal income tax basis was $449,939.

At July 31, 2005, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Restricted Securities

	Date of
Description	Acquisition	Shares/Face	Cost	Fair Value
Common Stocks
Knowledge Universe, Inc.	10/23/04	25	$25,000	$41,517
			$25,000	$41,517
Preferred Stocks
Hayes Lemmerz International	06/23/03	350	$17,500	$11,945
			$17,500	$11,945
			$42,500	$53,462

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio

By:	/s/Payson F. Swaffield
Payson F. Swaffield
President and Principal Executive Officer
Date:	September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Payson F. Swaffield
Payson F. Swaffield
President and Principal Executive Officer
Date:	September 26, 2005
By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	September 26, 2005